Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0001287032
Registrant Name	Prospect Capital Corporation
Registration File Number	333-293349
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A